UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

Newgate Global Resources Fund
Class A Shares
Class I Shares

May 31, 2011

Investment Adviser

Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Phone: 888-9-NEWGATE (888-963-9428)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENTS OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	18

NOTICE OF PRIVACY POLICY & PRACTICES	25

ADDITIONAL INFORMATION	26

Dear Fellow Shareholders,

We are pleased to review the six month performance for the Newgate Global Resources Fund (the “Fund”). During the six-month period ended May 31, 2011, the Fund’s Class A shares without sales charge returned 14.66%, Class A shares with 5.25% sales charge returned 8.63% and the Class I shares returned 14.85%, compared to 13.56% for the Dow Jones-UBS Commodity Index.

While almost all industry groups gained during the period, coal companies were a major contributor to performance. In addition to thermal coal, used for electricity generation, the Fund benefited from exposure to metallurgical coal, used for steel production. Diversified mining companies with significant production of iron ore (the other primary input for steel) and steel companies themselves boosted the Fund’s returns. Integrated oil companies had a positive impact on the Fund. Exposure to these companies was reduced by the end of the period as we took profits in the sector. Only dry bulk shipping and gold mining companies detracted from performance.

Global financial markets are currently in a period of transition. The world is moving from a deflationary environment to an inflationary one, from declining interest rates to rising rates with central banks responding at various speeds. While inflation has typically been positive for commodity related investments, inflationary expectations have been factored into current prices to some extent.

Natural resource related investments remain highly sensitive to economic growth from emerging markets, especially Asia. We believe that commodity demand from emerging markets should continue to be robust. Most importantly, the current economic slowdown in China is a deliberate policy by the government to create a more sustainable expansion. Such a “soft-landing” should be supportive of the commodity markets, which are forecasting the possibility of a more abrupt slowdown. The increasing wealth in these markets and continuing need for infrastructure development should improve the businesses of natural resource companies, regardless of monetary policies, exchange rates or other factors that are now driving financial markets.

While natural resource stocks have had gains, there are still areas of opportunity. We believe that increasing agricultural production will be a persistent theme in the global markets for the foreseeable future, regardless of inflation rates and short term price fluctuations. To capture this theme we have increased allocations not only to our long held positions in specialty agrichemical stocks, but also to diversified chemical companies, many of which have embedded agricultural business. These companies also benefit from another important consideration for the natural resource markets: the fact that natural gas is the one commodity that has not participated in the current rally. Gas is the single largest input cost for most chemical companies and its low price has been a windfall for these companies. Nearly 24% of the Fund was invested in chemical and agrichemical companies on May 31.

A number of events have impacted the natural resource markets recently. The political unrest in North Africa (especially Libya) and parts of the Middle East has increased the price of oil. Severe weather in Australia has impacted mine production of materials such as coal and iron ore, and also wheat production. Poor weather in Pakistan, China and the United States has also adversely affected wheat, corn and soybeans. These disasters have exposed how fragile the supply chain for even the most basic resources has become. Commodity futures indices react in response to this fragility. The Newgate Global Resources Fund seeks to find value at all points in the production chain. This creates an investment in long term economic growth and development, not merely cyclical fluctuations in commodity prices.

Please see the following page for important information.

Must be preceded or accompanied by a prospectus.

Any opinions expressed are subject to change without notice and any statements of fact have been obtained from, or are based on, sources considered reliable, but no representation is made by Newgate Capital Management, LLC as to their completeness or accuracy. There is no assurance that estimates or forecasts will be realized and any company or security mentioned is for informational purposes only and is not necessarily held in a client portfolio.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund’s investments are concentrated in the natural resources industry, and the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries. The Fund may invest in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps. The Fund may invest in companies of any size. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may invest in other investment companies, and the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests, By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. The Fund also invests in exchange traded funds. They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact the Fund’s ability to sell shares that it owns.

Please refer to the schedule of investments for individual fund holdings information.  Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security.

The Dow Jones-UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses. One cannot invest directly in an index.

Newgate Capital Management, LLC is the investment advisor to the Newgate Global Resources Fund, which is distributed by Quasar Distributors, LLC.

NEWGATE GLOBAL RESOURCES FUND
Expense Example
(Unaudited)

As a shareholder of the Newgate Global Resources Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees, distribution (12b-1) and shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/10 - 5/31/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. If you purchase Class A shares of the Fund you will pay an initial sales charge of 5.25% when you invest. A 0.50% level sales charge is imposed on Class A shares purchased at the $250,000 breakpoint that are redeemed within 12 months of purchase. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

NEWGATE GLOBAL RESOURCES FUND
Expense Example (Continued)
(Unaudited)

	Class A
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/10	5/31/11	12/1/10 – 5/31/11*
Actual	$1,000.00	$1,146.60	$9.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,016.21	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/10	5/31/11	12/1/10 – 5/31/11*
Actual	$1,000.00	$1,148.50	$7.50
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.95	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights
(Unaudited)

The investment objectives of the Fund are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.  The Fund will invest primarily in securities of at least three different countries, including the United States.  The Fund’s geographic allocation of portfolio holdings as of May 31, 2011 is shown below.

Region of Origin
% of Investments

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Average Annual Total Returns as of May 31, 2011(1)

		Since Inception
	One Year	(12/31/08)
Class A (with sales charge)	36.23%	31.11%
Class A (without sales charge)	43.76%	34.08%
Class I	44.23%	34.53%
Dow Jones-UBS Commodity Index	33.02%	15.81%

(1)
Returns with sales charge for Class A have been adjusted to reflect the current maximum initial sales charge of 5.25%.  Returns without sales charge do not reflect the current maximum initial sales charge.  Had the sales charge been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-9-NEWGATE (888-963-9428).

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following charts illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

The Dow Jones-UBS Commodity Index is a broad-based securities index that is unmanaged and not subject to fees and expenses. One cannot invest directly in an index.

Continued

NEWGATE GLOBAL RESOURCES FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $10,000 Investment

Growth of $100,000 Investment

*  Inception Date

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments

May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.47%
Chemical Manufacturing 21.09%
Agrium, Inc. (b)	2,017	$177,617
Albemarle Corp.	2,489	176,321
Ashland, Inc.	2,565	175,292
Celanese Corp Del	3,460	180,232
CF Industries Holdings, Inc.	1,169	179,769
Dow Chemical Co.	4,185	151,204
EI du Pont de Nemours & Co.	2,626	139,966
LyondellBasell Industries NV (b)	3,306	144,836
Mosaic Co.	1,452	102,874
Westlake Chemical Corp.	1,191	66,815
		1,494,926
Crop Production 2.25%
Cosan Ltd. (b)	13,417	159,394

Machinery Manufacturing 8.96%
Cameron International Corp.	2,208	105,233
Caterpillar, Inc.	1,513	160,075
FMC Technologies, Inc. (a)	2,325	103,765
Joy Global, Inc.	1,450	129,993
National Oilwell Varco, Inc.	1,879	136,377
		635,443
Management of Companies and Enterprises 2.00%
Foster Wheeler AG (a)(b)	4,146	142,042

Merchant Wholesalers, Nondurable Goods 2.93%
Andersons, Inc.	4,794	207,724

Mining (except Oil and Gas) 31.23%
Cliffs Natural Resources, Inc.	2,801	254,051
Consol Energy, Inc.	2,581	132,328
Freeport-McMoRan Copper & Gold, Inc.	2,055	106,120
Gerdau SA - ADR	2,952	32,561
Great Basin Gold Ltd. (a)(b)	89,700	184,782
Mechel - ADR	2,965	78,573
Pacific Rubiales Energy Corp. (b)	1,306	36,450
Patriot Coal Corp.	6,301	145,742
Potash Corp. of Saskatchewan, Inc. - ADR	2,872	162,555
Quadra FNX Mining Ltd. (a)(b)	7,679	116,590
Silver Wheaton Corp. (b)	1,905	70,009
Teck Resources Ltd. (b)	3,957	208,019
Vale SA - ADR	9,958	321,244
Xstrata PLC - ADR	29,333	137,278
Yanzhou Coal Mining Co., Ltd. - ADR	5,441	226,618
		2,212,920

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 98.47% (Continued)
Oil and Gas Extraction 16.48%
Apache Corp.	1,111	$138,431
Hess Corp.	1,727	136,485
Lukoil OAO - ADR	2,719	174,832
Occidental Petroleum Corp.	1,125	121,331
Petroleo Brasileiro SA - ADR	1,933	66,940
Southwestern Energy Co. (a)	2,883	126,189
Total SA - ADR	2,507	144,377
Ultra Petroleum Corp. (a)(b)	2,559	124,419
Walter Energy, Inc.	1,084	135,012
		1,168,016
Professional, Scientific, and Technical Services 2.34%
McDermott International, Inc. (a)(b)	7,814	165,813

Support Activities for Mining 7.35%
Noble Corp. (a)(b)	3,949	165,345
Schlumberger Ltd. (b)	4,153	355,995
		521,340
Water Transportation 3.84%
DryShips, Inc. (a)(b)	32,627	132,303
General Maritime Corp. (b)	30,721	51,918
Navios Maritime Holdings, Inc. (b)	16,570	88,318
		272,539
TOTAL COMMON STOCKS (Cost $6,202,570)		6,980,157

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Schedule of Investments (Continued)

May 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 0.91%
AIM STIT-Treasury Portfolio	$12,845	$12,845
Fidelity Institutional Government Portfolio	12,845	12,845
Fidelity Institutional Money Market Portfolio	12,846	12,846
First American Government Obligations Fund	12,845	12,845
First American Treasury Obligations Fund	12,845	12,845
TOTAL SHORT-TERM INVESTMENTS (Cost $64,226)		64,226

TOTAL INVESTMENTS (Cost $6,266,796) 99.38%		7,044,383
Other Assets in Excess of Liabilities 0.62%		44,205
TOTAL NET ASSETS 100.00%		$7,088,588

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability company.
OAO	Denotes a Russian unlimited joint-stock company.
PLC	Public Limited Company.
SA	Generally designates corporations in various countries, mostly those employing the civil law.
Ltd.	Limited Liability Company

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Assets and Liabilities

May 31, 2011 (Unaudited)

Assets
Investments, at value (cost $6,266,796)	$7,044,383
Cash	763
Receivable from investments sold	68,372
Receivable from Fund shares sold	15,607
Dividends and interest receivable	18,527
Receivable from Adviser	14,488
Other assets	14,378
Total Assets	7,176,518

Liabilities
Payable for investments purchased	38,280
Payable to affiliates	28,973
Payable for distribution fees	913
Payable for shareholder servicing fees	1,006
Accrued expenses and other liabilities	18,758
Total Liabilities	87,930
Net Assets	$7,088,588

Net assets consist of:
Paid-in capital	5,989,787
Accumulated net investment loss	(40,714)
Accumulated net realized gain	361,928
Net unrealized appreciation (depreciation) on investments	777,587
Net assets	$7,088,588

CLASS A SHARES
Net assets	5,217,399
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	138,911
Net asset value and redemption price per share	$37.56
Maximum offering price per share ($37.56/0.9475)	$39.64

CLASS I SHARES
Net assets	1,871,189
Shares of beneficial interest outstanding
(unlimited shares of $0.001 par value authorized)	49,592
Net asset value and redemption price per share	$37.73

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statement of Operations

For the Six Months Ended May 31, 2011 (Unaudited)

Investment Income:
Dividends*	$40,812
Interest	32
Total Investment Income	40,844

Expenses:
Fund administration fees	29,120
Fund accounting fees	26,839
Investment advisory fees	23,651
Transfer agent fees and expenses	21,852
Audit and tax fees	14,839
Federal and state registration fees	10,192
Custody fees	6,698
Chief Compliance Officer fees and expenses	6,006
Distribution fees - Class A	5,922
Legal fees	5,641
Reports to shareholders	2,730
Shareholder servicing fees - Class A	2,369
Trustees’ fees and related expenses	2,111
Other expenses	2,718
Total expenses before waiver	160,688
Less waivers and reimbursements by Adviser (Note 4)	(111,008)
Net expenses	49,680

Net Investment Loss	(8,836)

Realized and Unrealized Gain on Investments
Net realized gain on investments	411,086
Net change in unrealized appreciation on investments	231,590
Net Realized and Unrealized Gain on Investments	642,676
Net Decrease in Net Assets from Operations	$633,840

*Net of $4,592 in foreign withholding tax and fees.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2011	November 30,
	(Unaudited)	2010
Operations:
Net investment loss	$(8,836)	$(11,083)
Net realized gain on investments	411,086	140,533
Net change in unrealized
appreciation on investments	231,590	410,359
Net increase in net assets
resulting from operations	633,840	539,809

Dividends and distributions to shareholders:
Net investment income - Class A	(22,683)	(171)
Net investment income - Class I	(3,496)	(255)
Net realized gains - Class A	(164,733)	(29,066)
Net realized gains - Class I	(17,087)	(5,269)
Total dividends and distributions	(207,999)	(34,761)

Fund share transactions:
Proceeds from shares sold - Class A	1,312,368	3,162,097
Proceeds from shares sold - Class I	1,601,302	387,925
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class A	186,396	29,237
Net asset value of shares issued in reinvestment
of distributions to shareholders - Class I	20,582	5,524
Payments for shares redeemed - Class A	(655,576)	(479,288)
Payments for shares redeemed - Class I	(201,223)	(148,518)
Net increase in net assets from
capital share transactions	2,263,849	2,956,977

Net Assets:
Beginning of period	4,398,898	936,873
End of period*	$7,088,588	$4,398,898

* Including accumulated net
investment income (loss) of	$(40,714)	$(5,700)

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS A

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	May 31, 2011	November 30,	November 30,
	(Unaudited)	2010	2009(1)
Net asset value, beginning of period	$34.23	$30.52	$20.00

Income (loss) from
investment operations:
Net investment income (loss)(2)	(0.08)	(0.12)	0.01
Net realized and unrealized gain	5.01	4.89	10.51
Total from investment operations	4.93	4.77	10.52

Less distributions paid:
Dividends from net investment income	(0.19)	(0.01)	—
Distributions from net realized gains	(1.41)	(1.05)	—
Total distributions paid	(1.60)	(1.06)	—
Net asset value, end of period	$37.56	$34.23	$30.52

Total return(3)(4)	14.66%	15.99%	52.60%

Ratios/supplemental data
Net assets, end of period (000)	$5,217	$3,983	$784
Ratio of expenses to average net assets
Before waivers and
reimbursements expenses(5)	5.57%	10.01%	60.42%
After waivers and
reimbursements of expenses(5)	1.75%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets
Before waivers and
reimbursements expenses(5)	(4.22)%	(8.65)%	(58.64)%
After waivers and
reimbursements of expenses(5)	(0.40)%	(0.39)%	0.03%
Portfolio turnover rate(3)	41.5%	158.2%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Excludes the effect of 5.25% front end sales load.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND – CLASS I

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended	Year Ended	Period Ended
	May 31, 2011	November 30,	November 30,
	(Unaudited)	2010	2009(1)
Net asset value, beginning of period	$34.41	$30.62	$20.00

Income (loss) from
investment operations:
Net investment income (loss)(2)	0.02	(0.04)	0.06
Net realized and unrealized gain	5.00	4.93	10.56
Total from investment operations	5.02	4.89	10.62

Less distributions paid:
Dividends from net investment income	(0.29)	(0.05)	—
Distributions from net realized gains	(1.41)	(1.05)	—
Total distributions paid	(1.70)	(1.10)	—
Net asset value, end of period	$37.73	$34.41	$30.62

Total return(3)	14.85%	16.41%	53.05%

Ratios/supplemental data
Net assets, end of period (000)	$1,871	$416	$153
Ratio of expenses to average net assets
Before waivers and
reimbursements expenses(4)	4.88%	12.08%	79.02%
After waivers and
reimbursements of expenses(4)	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to average net assets
Before waivers and
reimbursements expenses(4)	(3.36)%	(10.82)%	(77.35)%
After waivers and
reimbursements of expenses(4)	0.12%	(0.14)%	0.27%
Portfolio turnover rate(3)	41.5%	158.2%	129.5%

(1)	The Fund commenced operations on December 31, 2008.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements
May 31, 2011 (Unaudited)

(1)  Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Newgate Global Resources Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The Fund’s investment objectives are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 31, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Newgate Capital Management LLC (the “Adviser”).

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

    (a)Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s securities are accurately priced.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$6,980,157	$—	$—	$6,980,157
Total Equity	6,980,157	—	—	6,980,157
Short-Term Investments	64,226	—	—	64,226
Total Investments in Securities	$7,044,383	$—	$—	$7,044,383

During the period, there were no significant transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period. The Fund did not hold financial derivative instruments during the periods presented.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

    (b)Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

    (c)Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

    (d)Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (e)Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

    (f)Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or by other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and shareholder servicing fees, are recorded to the specific class.

    (g)Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(3)  Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2010 and November 30, 2009 were as follows:

	November 30, 2010	November 30, 2009
Ordinary Income	$34,761	$—
Long-Term Capital Gain	$—	$—

The components of accumulated earnings (losses) on a tax basis as of November 30, 2010 were as follows:

Cost basis of investments for federal income tax purposes	$4,205,610
Gross tax unrealized appreciation	616,839
Gross tax unrealized depreciation	(151,880)
Net tax unrealized appreciation	464,959
Undistributed ordinary income	94,025
Undistributed long-term capital gain	113,974
Total distributable earnings	207,999
Other accumulated gains (losses)	—
Total accumulated gains (losses)	$672,958

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments related to passive foreign investment companies and foreign currency:

Undistributed Net Investment Income/(Loss)	$5,500
Accumulated Net Realized Gain/(Loss)	$(5,587)
Paid-In Capital	$87

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2010.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2010.  At November 30, 2010, the fiscal years of 2009 through 2010 remain open to examination in the Fund’s major tax jurisdictions.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(4)  Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses through at least March 31, 2021 at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that total operating expenses (exclusive of acquired fund fees and expenses) do not exceed 1.75% and 1.40% of the Fund’s average daily net assets for Class A shares and Class I shares, respectively (the “Expense Limitation Caps”). For the six months ended May 31, 2011, expenses of $90,559 and $20,449 incurred by the Fund were waived by the Adviser for Class A and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

	Class A	Class I
November 30, 2012	$168,884	$60,926
November 30, 2013	$230,119	$19,334
May 31, 2014	$90,559	$20,449

(5)  Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Class A share’s average daily net assets for services to prospective Fund shareholders and distribution of Class A shares, and 0.10% of the Class A share’s average daily net assets for shareholder servicing.  During the six months ended May 31, 2011, the Fund accrued expenses pursuant to the 12b-1 Plan of $5,922 for distribution fees and $2,369 for shareholder servicing fees.

(6)  Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds. This same Trustee is an interested person of the Distributor. The Trust’s Chief Compliance Officer is also an employee of USBFS. For the six months ended May 31, 2011, the Fund was allocated $6,006 of the Trust’s Chief Compliance Officer fee.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

(7)  Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	May 31, 2011	November 30, 2010
Class A
Shares sold	35,132	104,806
Shares issued in reinvestment of dividends	5,211	944
Shares redeemed	(17,793)	(15,073)
Net increase	22,550	90,677

Class I
Shares sold	42,185	12,209
Shares issued in reinvestment of dividends	574	178
Shares redeemed	(5,261)	(5,293)
Net increase	37,498	7,094

(8)  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2011 are summarized below.  There were no purchases or sales of U.S. Government securities for the Funds.

Purchases	$4,331,502
Sales	$2,441,657

(9)  New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

NEWGATE GLOBAL RESOURCES FUND
Notes to Financial Statements (Continued)
May 31, 2011 (Unaudited)

The provisions related to the Modernization Act for qualification testing are effective for the November 30, 2011 taxable year. The effective date for changes in the treatment of capital losses is the November 30, 2012 taxable year.

(10)New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

NEWGATE GLOBAL RESOURCES FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

NEWGATE GLOBAL RESOURCES FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 17.55% of its ordinary income distribution for the year ended November 30, 2010, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2010, 9.75% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

For the year ended November 30, 2010, the Fund designates 98.77% of ordinary distributions paid as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 888-9-NEWGATE (888-963-9428).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	28	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 56		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	28	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 54		2001	(1986–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	28	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 67		2009	Chief Compliance		Endowment
			Officer (“CCO”),		Fund complex
			Granite Capital		(three closed-
			International Group,		end investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–present); Vice		Trustee, Gottex
			President, Secretary,		Multi-
			Treasurer and CCO		Alternatives
			of Granum Series		Fund complex
			Trust (an open-end		(three closed-
			investment company)		end investment
			1997–2007); President,		companies).
CAO and CCO,
Granum Securities,
LLC (a broker-dealer)
(1997–2007).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	28	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 49	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

NEWGATE GLOBAL RESOURCES FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 53	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present);
	Accounting	Since	UMB Investment
	Officer	Sept. 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 63	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance Officer,
Age: 31		2005	U.S. Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 37		2008	Services, LLC
(2002–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 888-9-NEWGATE (888-963-9428). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 888-9-NEWGATE (888-963-9428), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

NEWGATE GLOBAL RESOURCES FUND

Investment Adviser	Newgate Capital Management LLC
One Sound Shore Drive
Greenwich, Connecticut 06830

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on February 5, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Trust for Professional Managers

By (Signature and Title)          /s/ Joseph Neuberger
Joseph Neuberger, President

Date                      August 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Joseph Neuberger
Joseph Neuberger, President

Date                      August 4, 2011

By (Signature and Title)          /s/ John Buckel
John Buckel, Treasurer

Date                      August 4, 2011